BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

        In the opinion of management, the accompanying unaudited condensed financial statements contain all necessary adjustments, which are of a normal recurring nature, to present fairly the financial position of the Company as of September 30, 2012, the results of operations for the nine months ended September 30, 2012 and 2011, and the cash flows for the nine months ended September 30, 2012 and 2011, in conformity with accounting principles generally accepted in the United States of America (GAAP). Operating results for the nine month period ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. The Company does not have items of other comprehensive income for the nine month period ended September 30, 2012 or 2011; and therefore, has not presented comprehensive income.

        These unaudited interim condensed financial statements should be read in conjunction with the Company's audited financial statements for the year ended December 31, 2011, 2010 and 2009 and related notes contained elsewhere in this joint proxy statement/prospectus.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. These unaudited interim condensed financial statements give retroactive effect to the reverse stock split.